Report of Directors Financial Review Risk Report - Wholesale lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	$ 2,923,319
transfers from stage 1 to stage 2	(7,602)
Balance at 31 Dec	3,117,161	$ 2,923,319
Assets held for sale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,019
Balance at 31 Dec	261	3,019
Mexico
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	(1,042)
UK
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	(11,245)
Gross carrying amount
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	2,350,371
Balance at 31 Dec	2,486,661	2,350,371
Gross carrying amount | Assets held for sale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	3,019
Balance at 31 Dec	261	3,019
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	1,629,501
Net new and further lending/repayments	66,068
Assets written off	(3,569)
Credit-related modifications that resulted in derecognition	(88)
Foreign exchange and others	48,544
Balance at 31 Dec	1,740,456	1,629,501
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	(6,000)
Accumulated impairment
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(4,618)
Balance at 31 Dec	(4,593)	(4,618)
ECL income statement change for the period	(4,900)	(4,800)
Accumulated impairment | Assets held for sale
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(10,105)
Net remeasurement of ECL arising from transfer of stage	2
Net new and further lending/repayments	1,206
Changes to risk parameters – credit quality	(5,362)
Changes to models used for ECL calculation	197
Assets written off	3,569
Credit-related modifications that resulted in derecognition	9
Foreign exchange and others	(581)
Balance at 31 Dec	(11,065)	(10,105)
ECL income statement change for the period	3,957
Recoveries	320
Others	(248)
Increase (decrease) in ECL	(3,885)
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	27
– stage 1 | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	1,489,687
Transfers of financial instruments:	(28,196)
Net new and further lending/repayments	107,733
Foreign exchange and others	42,772
Balance at 31 Dec	1,611,996	1,489,687
– stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,232)
Transfers of financial instruments:	(931)
Net remeasurement of ECL arising from transfer of stage	664
Net new and further lending/repayments	(178)
Changes to risk parameters – credit quality	390
Changes to models used for ECL calculation	(59)
Foreign exchange and others	(16)
Balance at 31 Dec	(1,362)	(1,232)
ECL income statement change for the period	(817)
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	115,898
Transfers of financial instruments:	18,327
Net new and further lending/repayments	(35,843)
Foreign exchange and others	4,507
Balance at 31 Dec	102,889	115,898
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(2,674)
Transfers of financial instruments:	2,101
Net remeasurement of ECL arising from transfer of stage	(604)
Net new and further lending/repayments	614
Changes to risk parameters – credit quality	(1,991)
Changes to models used for ECL calculation	272
Foreign exchange and others	(152)
Balance at 31 Dec	(2,434)	(2,674)
ECL income statement change for the period	1,709
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	23,823
Transfers of financial instruments:	9,869
Net new and further lending/repayments	(6,060)
Assets written off	(3,569)
Credit-related modifications that resulted in derecognition	(88)
Foreign exchange and others	1,259
Balance at 31 Dec	25,234	23,823
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(6,148)
Transfers of financial instruments:	(1,170)
Net remeasurement of ECL arising from transfer of stage	(58)
Net new and further lending/repayments	768
Changes to risk parameters – credit quality	(3,737)
Changes to models used for ECL calculation	(16)
Assets written off	3,569
Credit-related modifications that resulted in derecognition	9
Foreign exchange and others	(410)
Balance at 31 Dec	(7,193)	(6,148)
ECL income statement change for the period	3,043
Lifetime expected credit losses | – POCI | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	93
Net new and further lending/repayments	238
Foreign exchange and others	6
Balance at 31 Dec	337	93
Lifetime expected credit losses | – POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(51)
Net new and further lending/repayments	2
Changes to risk parameters – credit quality	(24)
Foreign exchange and others	(3)
Balance at 31 Dec	(76)	(51)
ECL income statement change for the period	22
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	927,594	965,135
Net new and further lending/repayments	33,778	23,759
Assets written off	(1,928)	(2,925)
Credit-related modifications that resulted in derecognition	(88)	0
Foreign exchange and others	32,595	(58,375)
Balance at 31 Dec	991,951	927,594
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	3,300	2,900
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others		(28,900)
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(7,559)	(8,603)
Net remeasurement of ECL arising from transfer of stage	(22)	(24)
Net new and further lending/repayments	825	1,372
Changes to risk parameters – credit quality	(3,265)	(3,306)
Changes to models used for ECL calculation	247	144
Assets written off	1,928	2,925
Credit-related modifications that resulted in derecognition	9	0
Foreign exchange and others	(403)	(67)
Balance at 31 Dec	(8,240)	(7,559)
ECL income statement change for the period	2,215	1,814
Recoveries	77	40
Others	(267)	(126)
Increase (decrease) in ECL	(2,405)	(1,900)
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Argentina business
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		300
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	(11)	23
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others		20
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	(34,688)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Asia
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	(31,809)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | US
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	(1,652)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | Mexico
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	(1,069)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	833,036	845,982
Transfers of financial instruments:	(35,399)	(17,606)
transfers from stage 1 to stage 2	(93,205)	(70,991)
transfers from stage 2 to stage 1	58,517	55,182
– transfers to stage 3	(1,210)	(2,056)
Transfers out	499	259
Net new and further lending/repayments	66,354	58,044
Foreign exchange and others	29,369	(53,384)
Balance at 31 Dec	893,360	833,036
Wholesale | – stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(645)	(698)
Transfers of financial instruments:	(267)	(214)
transfers from stage 1 to stage 2	143	173
transfers from stage 2 to stage 1	(372)	(380)
– transfers to stage 3	4	7
Transfers out	(42)	(14)
Net remeasurement of ECL arising from transfer of stage	253	214
Net new and further lending/repayments	(171)	(151)
Changes to risk parameters – credit quality	181	112
Changes to models used for ECL calculation	(30)	39
Foreign exchange and others	7	53
Balance at 31 Dec	(672)	(645)
ECL income statement change for the period	(233)	(214)
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	74,288	102,129
Transfers of financial instruments:	27,793	6,997
transfers from stage 1 to stage 2	(93,205)	(70,991)
transfers from stage 2 to stage 1	58,517	55,182
– transfers to stage 3	(7,605)	(9,515)
Transfers out	710	703
Net new and further lending/repayments	(27,221)	(29,842)
Foreign exchange and others	2,197	(4,996)
Balance at 31 Dec	77,057	74,288
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(1,516)	(1,668)
Transfers of financial instruments:	859	825
transfers from stage 1 to stage 2	143	173
transfers from stage 2 to stage 1	(372)	(380)
– transfers to stage 3	678	636
Transfers out	(48)	(18)
Net remeasurement of ECL arising from transfer of stage	(226)	(226)
Net new and further lending/repayments	304
Changes to risk parameters – credit quality	(826)	(899)
Changes to models used for ECL calculation	277	105
Foreign exchange and others	(66)	36
Balance at 31 Dec	(1,194)	(1,516)
ECL income statement change for the period	471	709
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	20,177	16,939
Transfers of financial instruments:	7,606	10,609
– transfers to stage 3	(8,815)	(11,571)
Transfers out	1,209	962
Net new and further lending/repayments	(5,593)	(4,450)
Assets written off	(1,928)	(2,925)
Credit-related modifications that resulted in derecognition	(88)	0
Foreign exchange and others	1,023	4
Balance at 31 Dec	21,197	20,177
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(5,347)	(6,207)
Transfers of financial instruments:	(592)	(611)
– transfers to stage 3	682	643
Transfers out	(90)	(32)
Net remeasurement of ECL arising from transfer of stage	(49)	(12)
Net new and further lending/repayments	690	1,219
Changes to risk parameters – credit quality	(2,596)	(2,508)
Assets written off	1,928	2,925
Credit-related modifications that resulted in derecognition	9	0
Foreign exchange and others	(341)	(153)
Balance at 31 Dec	(6,298)	(5,347)
ECL income statement change for the period	1,955	1,301
Wholesale | Lifetime expected credit losses | – POCI | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	93	85
Net new and further lending/repayments	238	7
Assets written off	0	0
Foreign exchange and others	6	1
Balance at 31 Dec	337	93
Wholesale | Lifetime expected credit losses | – POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Balance at 1 Jan	(51)	(30)
Net new and further lending/repayments	2	(7)
Changes to risk parameters – credit quality	(24)	(11)
Assets written off	0	0
Foreign exchange and others	(3)	(3)
Balance at 31 Dec	(76)	(51)
ECL income statement change for the period	$ 22	$ 18